Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2023
Intangible assets other than goodwill [abstract]
Schedule of Reconciliation of Changes in Intangible Assets

	JPY (millions)
	For the Year Ended March 31
	2022	2023
Acquisition cost
As of beginning of the year	¥4,033,917	¥4,407,749
Acquisitions	35,159	—
Reclassification to assets held for sale (Note 19)	—	(5,951)
Foreign currency translation differences and others	338,673	388,925
As of end of the year	¥4,407,749	¥4,790,723

Carrying amount
As of beginning of the year	¥4,033,917	¥4,407,749
As of end of the year	4,407,749	4,790,723

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2021	¥198,865	¥5,706,035	¥11,586	¥5,916,486
Additions and other increases	33,210	44,944	10	78,164
Acquisitions through business combinations	—	43,682	—	43,682
Disposals and other decreases	(62,078)	(80,911)	(48)	(143,037)
Deconsolidation	(604)	(2)	—	(606)
Foreign currency translation differences	13,385	527,070	6	540,461
As of March 31, 2022	¥182,778	¥6,240,818	¥11,554	¥6,435,150
Additions and other increases	36,984	676,156	295	713,436
Disposals and other decreases	(11,798)	(126,610)	(13)	(138,420)
Reclassification to assets held for sale (Note 19)	(1,012)	—	—	(1,012)
Foreign currency translation differences	12,607	533,707	3	546,317
As of March 31, 2023	¥219,559	¥7,324,072	¥11,839	¥7,555,471

Accumulated amortization and accumulated impairment losses
As of April 1, 2021	¥(103,394)	¥(1,903,551)	¥(435)	¥(2,007,380)
Amortization	(28,560)	(418,788)	(43)	(447,391)
Impairment losses	—	(67,721)	—	(67,721)
Reversal of impairment losses	—	13,595	—	13,595
Disposals and other decreases	61,393	43,635	16	105,044
Deconsolidation	604	—	—	604
Foreign currency translation differences	(6,677)	(206,631)	(49)	(213,357)
As of March 31, 2022	¥(76,634)	¥(2,539,461)	¥(510)	¥(2,616,606)
Amortization	(25,561)	(485,465)	(30)	(511,056)
Impairment losses	—	(57,341)	—	(57,341)
Disposals and other decreases	10,756	101,888	—	112,643
Reclassification to assets held for sale (Note 19)	397	—	—	397
Foreign currency translation differences	(5,177)	(208,672)	(2)	(213,851)
As of March 31, 2023	¥(96,220)	¥(3,189,051)	¥(542)	¥(3,285,813)

Carrying amount
As of April 1, 2021	95,471	3,802,484	11,151	3,909,106
As of March 31, 2022	106,143	3,701,357	11,044	3,818,544
As of March 31, 2023	123,340	4,135,020	11,297	4,269,657

Schedule of Intangible Assets Associated with Products
The intangible assets associated with products are comprised of the following:

	JPY (millions)
	Marketed products	In-process R&D	Carrying amount
As of April 1, 2021	3,427,527	374,957	3,802,484
As of March 31, 2022	3,389,453	311,904	3,701,357
As of March 31, 2023	3,164,380	970,640	4,135,020
The table below provides information about significant intangible assets.

		JPY (millions) Carrying amount		Remaining amortization period
		As of March 31		As of March 31
		2022	2023	2023
immunoglobulin	Marketed products	¥768,871	¥766,459	12 Years
TAKHZYRO	Marketed products	546,555	546,336	11 Years
TAK-279	In-process R&D	—	533,999	—
VYVANSE	Marketed products	382,777	306,242	3 Years
ADVATE & ADYNOVATE	Marketed products	293,969	278,463	7 Years
ALUNBRIG	Marketed products	219,943	213,706	8 Years

Schedule of Significant Assumptions Used to Calculate the Recoverable Amount	The significant assumptions used to calculate the recoverable amount (value in use) are as follows:

	Discount rate (Post-tax)	Discount rate (Pre-tax)
For the year ended March 31, 2021	7.0%	9.2%
For the year ended March 31, 2022	6.5% - 14.0%	8.3% - 17.5%
For the year ended March 31, 2023	6.5% - 22.0%	8.6% - 27.5%